UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                   Investment Company Act File Number: 811-572



                           American Mutual Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

AMERICAN MUTUAL FUND

[Large tree near curved unpaved road]

Semi-annual report for the six months ended April 30, 2003

American Mutual Fund(R) strives for the balanced accomplishment of three objectives -- current income, growth of capital and conservation of principal -- through investments in companies that participate in the growth of the American economy.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2003 (the most recent calendar quarter):


                                                                   1 year            5 years          10 years
CLASS A SHARES
Reflecting 5.75% maximum sales charge
     Average annual compound return                                   --            -0.55%              +8.25%
     Total return                                                 -23.07%           -2.71%            +121.02%

The fund's 30-day yield for Class A shares as of May 31, 2003, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 1.91%.

Results for other share classes can be found on page 4. For the most current investment results, please refer to americanfunds.com. Please see the back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.

[Large tree near curved unpaved road]

FELLOW SHAREHOLDERS:

American Mutual Fund's fiscal 2003 is off to a promising start. For the six months ended April 30, the fund posted a total return of 5.4%. This was about one percentage point better than the 4.5% return of its benchmark, the unmanaged Standard & Poor's 500 Composite Index. In the six-month period, the income return was 1.3%, compared with the S&P's 0.9%. Investors received quarterly income dividends totaling 26 cents per share and 31 cents per share in capital gain dividends. For the past 12 months, AMF's total return was -11.5%. While such a loss is regrettable, it was a bit less than the S&P 500's return of -13.3%.

THE SIX MONTHS IN REVIEW

The six-month period began with the United States threatening to go to war with Iraq, and ended with the collapse of the Iraqi government. Fears of terrorism rose, oil prices surged and the economy sputtered.

Thankfully, the war ended relatively quickly, removing some of the political and economic uncertainty that had been clouding the stock market. Although the economic recovery is slow, we see reasons for optimism. Consumer spending -- two-thirds of economic activity in the U.S. -- has generally held up, thanks to low interest rates and a wave of mortgage refinancing. Congress has approved, and President Bush has signed, a tax cut law that should pump billions of dollars into the economy. The series of corporate scandals that dominated the headlines a year ago has subsided and there are tough new regulations on corporate accountability in place. Furthermore, corporate profits are once again on the rise after their severe decline. Rising quite sharply from its March low, the stock market has already responded favorably to many of these developments.

PORTFOLIO REVIEW

The new tax law also lowers taxes on most dividends. This may favor the established, dividend-paying companies that we invest in; in fact, to be eligible for American Mutual Fund's portfolio in the first place, every company must pay a dividend. Even without any change in the way they are taxed, however, we think dividends are regaining the luster that vanished during the heady days of the bull market. Dividends generally reflect a company's stability, fiscal discipline and ability to generate a steady stream of cash for its shareholders -- very important things indeed.

In terms of asset allocation, 81% of the fund's portfolio is concentrated in stocks, virtually unchanged from six months ago. As you can tell from the pie chart on page 5, our largest holdings are traditional industries such as oil and gas, pharmaceuticals, and banks. We think the companies we own within these industries can grow their revenues and profits going forward. They also have broad exposure to the U.S. economy and thus stand to benefit from its recovery -- though the strength of that recovery is uncertain. The remaining 19% of the fund's assets are held in intermediate-term bonds and cash.

THREE OBJECTIVES

Since its inception more than 53 years ago, American Mutual Fund has sought the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. This philosophy has helped the fund hold up well during the last three, difficult years. But as we have noted in the past, this philosophy can also cause it to lag during very strong, speculative stock market environments.

Thank you for your continued support. We will report to you again in six months.

Cordially,

/s/ James K. Dunton
James K. Dunton
Chairman of the Board

/s/Robert G. O'Donnell
Robert G. O'Donnell
President

June 16, 2003

OTHER SHARE CLASS RESULTS                                              unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended March 31, 2003 (the most recent calendar quarter):

                                                                                              1 year           Life of class
CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase
         Average annual compound return                                                           --             +0.51%(1)
         Total return                                                                         -22.95%            +1.57%(1)

Not reflecting CDSC
     Average annual compound return                                                               --             +1.37%(1)
     Total return                                                                             -19.03%            +4.23%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase
         Average annual compound return                                                           --             -5.51%(2)
         Total return                                                                         -19.87%           -10.94%(2)

Not reflecting CDSC
     Average annual compound return                                                               --             -5.51%(2)
     Total return                                                                             -19.09%           -10.94%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged by sponsoring firm
     Average annual compound return                                                               --             -4.83%(2)
     Total return                                                                             -18.48%            -9.62%(2)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge
     Average annual compound return                                                               --            -16.23%(4)
     Total return                                                                             -23.11%           -17.84%(4)

Not reflecting maximum sales charge
     Average annual compound return                                                               --            -11.65%(4)
     Total return                                                                             -18.43%           -12.84%(4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase
         Average annual compound return                                                           --            -15.50%(4)
         Total return                                                                         -23.11%           -17.04%(4)

Not reflecting CDSC
     Average annual compound return                                                            --               -12.45%(4)
     Total return                                                                             -19.19%           -13.71%(4)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase
         Average annual compound return                                                           --            -13.23%(5)
         Total return                                                                         -19.96%           -14.54%(5)

Not reflecting CDSC
     Average annual compound return                                                               --            -13.23%(5)
     Total return                                                                             -19.18%           -14.54%(5)

CLASS 529-E SHARES(3)
     Average annual compound return                                                               --            -17.76%(6)
     Total return                                                                             -18.73%           -18.81%(6)

CLASS 529-F SHARES(3)
     Total return                                                                                 --             -2.52%(7)

(1)From March 15, 2000, when Class B shares were first sold.
(2)From March 15, 2001, when Class C and Class F shares were first sold.
(3)These shares are sold without any initial or contingent deferred sales charge.
(4)From February 19, 2002, when Class 529-A and Class 529-B shares were first sold.
(5)From February 20, 2002, when Class 529-C shares were first sold.
(6)From March 7, 2002, when Class 529-E shares were first sold.
(7)From September 17, 2002, when Class 529-F shares were first sold.



INVESTMENT PORTFOLIO, April 30, 2003
                                                                      unaudited

                                                           Percent of
                                                           Net Assets
INDUSTRY DIVERSIFICATION
[begin pie chart]
Oil & gas                                                        7.17%
Pharmaceuticals                                                  6.23
Banks                                                            6.17
Diversified telecommunication services                           5.43
Electric utilities                                               5.20
Other industries                                                59.23
Cash & equivalents                                              10.57
[end pie chart]


                                                              Percent
                                                               of net
LARGEST EQUITY HOLDINGS                                        assets

J.P. Morgan Chase                                                3.17%
IBM                                                              2.87
General Electric                                                 2.00
General Motors                                                   1.69
Norfolk Southern                                                 1.62
Eli Lilly                                                        1.59
Pfizer                                                           1.34
Sprint - FON Group                                               1.34
Bristol-Myers Squibb                                             1.32
Duke Energy                                                      1.31



                                                                               Market
                                                                                value
Equity securities (common and convertible preferred stocks)       Shares         (000)

ENERGY
ENERGY EQUIPMENT & SERVICES  -  0.33%
Schlumberger Ltd.                                                700,000 $     29,351
OIL & GAS  -  7.17%
Ashland Inc.                                                   1,400,000       41,510
ChevronTexaco Corp.                                            1,669,950      104,890
ConocoPhillips                                                 1,966,589       98,919
Devon Energy Corp.                                             2,000,000       94,500
Exxon Mobil Corp.                                              1,050,000       36,960
Kerr-McGee Corp.                                               1,115,000       46,953
Marathon Oil Corp.                                             3,950,000       89,942
Sunoco, Inc.                                                   1,300,000       48,373
Unocal Corp.                                                   2,580,400       71,477
                                                                              662,875

MATERIALS
CHEMICALS  -  1.34%
Air Products and Chemicals, Inc.                                 600,000       25,842
Dow Chemical Co.                                               1,600,000       52,224
Praxair, Inc.                                                    700,000       40,656
CONTAINERS & PACKAGING  -  0.37%
Sonoco Products Co.                                            1,500,000       32,775
PAPER & FOREST PRODUCTS  -  2.00%
Georgia-Pacific Corp., Georgia-Pacific Group                   1,900,000       29,336
International Paper Co.                                        1,000,000       35,750
MeadWestvaco Corp.                                             4,729,000      111,557
                                                                              328,140

CAPITAL GOODS
AEROSPACE & DEFENSE  -  1.93%
Boeing Co.                                                       200,000        5,456
Honeywell International Inc.                                   2,350,000       55,460
Lockheed Martin Corp.                                            174,100        8,714
Northrop Grumman Corp.                                           400,000       35,180
Raytheon Co.                                                   1,150,000       34,419
United Technologies Corp.                                        500,000       30,905
CONSTRUCTION & ENGINEERING  -  0.53%
Fluor Corp.                                                    1,350,000       46,669
ELECTRICAL EQUIPMENT  -  0.29%
Emerson Electric Co.                                             500,000       25,350
INDUSTRIAL CONGLOMERATES  -  2.46%
General Electric Co.                                           6,000,000      176,700
Tyco International Ltd.                                        2,600,000       40,560
MACHINERY  -  0.52%
Caterpillar Inc.                                                 868,700       45,694
                                                                              505,107

COMMERCIAL SERVICES & SUPPLIES
COMMERCIAL SERVICES & SUPPLIES  -  1.58%
Automatic Data Processing, Inc.                                  800,000       26,904
Pitney Bowes Inc.                                              1,900,000       66,709
ServiceMaster Co.                                              5,100,000       46,155
                                                                              139,768

TRANSPORTATION
ROAD & RAIL  -  2.35%
Burlington Northern Santa Fe Corp.                             1,200,000       33,792
CSX Corp.                                                        500,000       15,990
Norfolk Southern Corp.                                         6,731,600      142,777
Union Pacific Corp.                                              250,000       14,880
                                                                              207,439

AUTOMOBILES & COMPONENTS
AUTO COMPONENTS  -  0.17%
Dana Corp.                                                       700,000        6,503
Goodyear Tire & Rubber Co.                                     1,500,000        8,580
AUTOMOBILES  -  1.69%
General Motors Corp.                                           4,140,000      149,247
                                                                              164,330

CONSUMER DURABLES & APPAREL
HOUSEHOLD DURABLES  -  0.33%
Leggett & Platt, Inc.                                          1,400,000       28,910
TEXTILES, APPAREL & LUXURY GOODS  -  0.94%
NIKE, Inc., Class B                                              700,000       37,471
VF Corp.                                                       1,150,000       45,241
                                                                              111,622

HOTELS, RESTAURANTS & LEISURE
HOTELS, RESTAURANTS & LEISURE  -  0.68%
McDonald's Corp.                                               3,500,000       59,850


MEDIA
MEDIA  -  0.69%
Dow Jones & Co., Inc.                                            250,000        9,900
Interpublic Group of Companies, Inc.                           1,675,000       19,095
Knight-Ridder, Inc.                                              500,000       32,275
                                                                               61,270

RETAILING
DISTRIBUTORS  -  0.77%
Genuine Parts Co.                                              2,125,000       67,936
MULTILINE RETAIL  -  1.92%
J.C. Penney Co., Inc.                                          1,900,000       32,414
May Department Stores Co.                                      2,800,000       60,536
Target Corp.                                                   2,300,000       76,912
SPECIALTY RETAIL  -  1.48%
Gap, Inc.                                                      1,200,000       19,956
Lowe's Companies, Inc.                                           810,000       35,551
TJX Companies, Inc.                                            3,900,000       75,075
                                                                              368,380

FOOD & DRUG RETAILING
FOOD & DRUG RETAILING  -  0.84%
Albertson's, Inc.                                              2,977,200       59,127
Walgreen Co.                                                     500,000       15,430
                                                                               74,557

FOOD & BEVERAGE
BEVERAGES  -  0.41%
Coca-Cola Co.                                                    900,000       36,360
FOOD PRODUCTS  -  1.92%
ConAgra Foods, Inc.                                            1,800,000       37,800
General Mills, Inc.                                            1,130,000       50,974
H.J. Heinz Co.                                                 2,700,000       80,676
                                                                              205,810

HOUSEHOLD & PERSONAL PRODUCTS
HOUSEHOLD PRODUCTS  -  0.62%
Kimberly-Clark Corp.                                           1,110,000       55,245
PERSONAL PRODUCTS  -  0.69%
Avon Products, Inc.                                            1,042,500       60,642
                                                                              115,887

HEALTH CARE EQUIPMENT & SERVICES
HEALTH CARE EQUIPMENT & SUPPLIES  -  0.71%
Applera Corp. - Applied Biosystems Group                       1,176,700       20,628
Becton, Dickinson and Co.                                      1,200,000       42,480
HEALTH CARE PROVIDERS & SERVICES  -  0.94%
Aetna Inc.                                                       745,000       37,101
CIGNA Corp.                                                      875,000       45,762
                                                                              145,971

PHARMACEUTICALS & BIOTECHNOLOGY
PHARMACEUTICALS  -  6.23%
Abbott Laboratories                                              600,000       24,378
Bristol-Myers Squibb Co.                                       4,557,200      116,391
Eli Lilly and Co.                                              2,205,000      140,723
Johnson & Johnson                                              1,225,000       69,041
Merck & Co., Inc.                                                750,000       43,635
Pfizer Inc (acquired Pharmacia Corp.)                          3,878,100      119,252
Schering-Plough Corp.                                          2,047,400       37,058
                                                                              550,478

BANKS
BANKS  -  6.17%
Bank of America Corp.                                            850,000       62,942
Bank of New York Co., Inc.                                     1,300,000       34,385
BANK ONE CORP.                                                 1,200,000       43,260
Comerica Inc.                                                    900,000       39,159
FleetBoston Financial Corp.                                    4,230,000      112,180
HSBC Holdings PLC (ADR) (formerly Household International, Inc.1,337,500       73,148
National City Corp.                                            1,450,000       43,442
SunTrust Banks, Inc.                                             200,000       11,444
Wachovia Corp.                                                   813,600       31,088
Washington Mutual, Inc.                                        1,075,000       42,462
Wells Fargo & Co.                                              1,068,750       51,578
                                                                              545,088

DIVERSIFIED FINANCIALS
DIVERSIFIED FINANCIALS  -  4.43%
American Express Co.                                             850,000       32,181
Citigroup Inc.                                                   455,441       17,876
Fannie Mae                                                       850,000       61,531
J.P. Morgan Chase & Co.                                        9,530,000      279,706
                                                                              391,294

INSURANCE
INSURANCE  -  4.46%
Allstate Corp.                                                 2,450,000       92,586
American International Group, Inc.                             1,710,600       99,129
Aon Corp.                                                      1,950,000       43,212
Chubb Corp.                                                      750,000       39,668
Chubb Corp. 7.00% convertible preferred 2005               313,600 units        7,558
Jefferson-Pilot Corp.                                          1,700,000       68,153
Lincoln National Corp.                                         1,367,900       43,718
                                                                              394,024

REAL ESTATE
REAL ESTATE  -  0.79%
Equity Office Properties Trust                                 1,100,000       28,567
Equity Residential                                             1,600,000       41,456
                                                                               70,023

SOFTWARE & SERVICES
IT CONSULTING & SERVICES  -  0.82%
Electronic Data Systems Corp.                                  2,860,000       51,909
Electronic Data Systems Corp. 7.625% FELINE PRIDES 2004   1,030,000 units      20,394
SOFTWARE  -  0.26%
Microsoft Corp.                                                  900,000       23,013
                                                                               95,316

TECHNOLOGY HARDWARE & EQUIPMENT
COMMUNICATIONS EQUIPMENT  -  0.28%
Harris Corp.                                                     600,000       17,136
Motorola, Inc.                                                 1,000,000        7,910
COMPUTERS & PERIPHERALS  -  3.83%
Hewlett-Packard Co.                                            5,200,000       84,760
International Business Machines Corp.                          2,990,000      253,851
SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  1.20%
Intel Corp.                                                    2,300,000       42,320
Linear Technology Corp.                                        1,000,000       34,470
Texas Instruments Inc.                                         1,600,000       29,584
                                                                              470,031

TELECOMMUNICATION SERVICES
DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.88%
ALLTEL Corp.                                                   1,909,600       89,484
ALLTEL Corp. 7.75% 2005                                    300,000 units       14,490
AT&T Corp.                                                     6,184,600      105,447
SBC Communications Inc.                                        1,150,000       26,864
Sprint Corp. - FON Group, Series 1                            10,300,000      118,553
Verizon Communications Inc.                                    2,050,000       76,629
                                                                              431,467

UTILITIES
ELECTRIC UTILITIES  -  5.08%
Ameren Corp.                                                     300,000       12,294
Ameren Corp. 9.75% ACES convertible preferred 2005        1,200,000 units      32,832
American Electric Power Co., Inc.                              3,338,100       88,059
Dominion Resources, Inc.                                         650,000       38,467
Exelon Corp.                                                   1,200,000       63,648
Progress Energy, Inc.                                            600,000       25,068
Southern Co.                                                   2,200,000       63,998
TECO Energy, Inc.                                              1,600,000       17,264
TXU Corp.                                                      1,100,000       21,912
Xcel Energy Inc.                                               6,295,000       85,108
MULTI-UTILITIES & UNREGULATED POWER  -  1.83%
Duke Energy Corp.                                              6,600,000      116,094
Questar Corp.                                                  1,500,000       45,300
                                                                              610,044

MISCELLANEOUS
Miscellaneous  -  4.75%
Other equity securities in initial period of acquisition                      419,305


Total equity securities (cost: $7,110,049,000)                              7,128,076



                                                               Principal       Market
                                                                  amount        value
Bonds and notes                                                     (000)        (000)

DIVERSIFIED FINANCIALS  -  0.31%
Household Finance Corp. 5.75% 2007                              $ 25,000     $ 27,189


TECHNOLOGY HARDWARE & EQUIPMENT  -  0.30%
Motorola, Inc. 6.75% 2006                                         25,000       27,000


TELECOMMUNICATION SERVICES  -  0.55%
AT&T Corp. 7.00% 2006 (1)                                         45,000       48,301


UTILITIES  -  0.12%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007        9,960       10,721


AGENCY PASS-THROUGH SECURITIES   -  0.24%
Fannie Mae 6.00% 2017 (2)                                         20,518       21,550


U.S. TREASURY NOTES & BONDS  -  1.42%
3.875% January 2009 (3)                                          111,618      125,220


U.S. AGENCY SECURITIES, NON PASS-THROUGH  -  5.81%
Fannie Mae:
 4.75% 2004                                                      300,000      309,279
 6.00% 2005                                                      160,000      176,589
 5.00% 2007                                                       25,000       27,181
                                                                              513,049


Total bonds and notes (cost: $728,898,000)                                    773,030





                                                               Principal       Market
                                                                  amount        value
Short-term securities                                               (000)        (000)

Corporate short-term notes  -  5.20%
3M Co. 1.225% due 5/22/2003                                     $ 37,200     $ 37,172
Bank of America Corp. 1.24%-1.25% due 5/7-5/20/2003               45,000       44,978
Citicorp 1.23%-1.255% due 6/16/2003                               50,000       49,919
Coca-Cola Co. 1.23%-1.25% due 5/2-5/19/2003                       70,000       69,984
E.I. du Pont de Nemours & Co. 1.18%-1.205% due 5/8-7/22/2003      50,000       49,922
General Electric Capital Corp. 1.22%-1.23% due 6/3/2003           30,000       29,965
Kraft Foods Inc. 1.22%-1.25% due 5/15-6/5/2003 (4)                36,900       36,855
Merck & Co., Inc. 1.20%-1.21% due 5/21-6/25/2003                  50,000       49,937
Pfizer Inc 1.21%-1.22% due 5/16-6/10/2003 (5)                     50,000       49,953
Wells Fargo & Co. 1.23%-1.24% due 6/6-6/10/2003                   41,000       40,947


Federal agency discount notes  -  4.41%
Fannie Mae 1.11%-1.23% due 5/14-7/30/2003                        145,885      145,692
Federal Home Loan Bank 1.125%-1.23% due 5/9-7/7/2003             101,200      101,068
Freddie Mac 1.16%-1.23% due 5/8-7/17/2003                        143,165      142,933


U.S. Treasuries  -  0.40%
U.S. Treasury Bills 1.14% due 5/1/2003                            35,200       35,199



Total short-term securities (cost: $884,542,000)                              884,524


Total investment securities (cost: $8,723,489,000)                          8,785,630
Other assets less liabilities                                                  49,722

Net assets                                                                 $8,835,352

(1) Coupon rate may change periodically.
(2) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(3) Index-linked bond whose principal amount moves with a government retail price index.
(4) Valued under fair value procedures adopted by authority of the Board of Directors.
(5) Restricted security that can be resold only to institutional investors. In practice, this security is as liquid as unrestricted securities in the portfolio.

ADR = American Depositary Receipts

See Notes to Financial Statements

Equity securities appearing in the portfolio since October 31, 2002 Automatic Data Processing
Chubb
Comerica
Devon Energy
Dow Chemical
Fluor
Microsoft
Questar
Sunoco
Target
Tyco International


Equity securities eliminated from the portfolio since October 31, 2002 Circuit City
Royal Dutch Petroleum
Stanley Works


FINANCIAL STATEMENTS

Statement of assets and liabilities                                    unaudited
at April 30, 2003

(dollars and shares in thousands, except per-share amounts)

Assets:
 Investment securities at market (cost: $8,723,489)                                                       $8,785,630
 Cash                                                                                                             88
 Receivables for:
  Sales of investments                                                               $55,255
  Sales of fund's shares                                                              20,303
  Dividends and interest                                                              26,812                 102,370
                                                                                                           8,888,088
Liabilities:
 Payables for:
  Purchases of investments                                                            40,461
  Repurchases of fund's shares                                                         6,078
  Investment advisory services                                                         2,087
  Services provided by affiliates                                                      3,179
  Deferred Directors' compensation                                                       916
  Other fees and expenses                                                                 15                  52,736
Net assets at April 30, 2003                                                                              $8,835,352

Net assets consist of:
 Capital paid in on shares of capital stock                                                               $8,781,115
 Undistributed net investment income                                                                          31,725
 Accumulated net realized loss                                                                               (39,629)
 Net unrealized appreciation                                                                                  62,141
Net assets at April 30, 2003                                                                              $8,835,352


Total authorized capital stock - 750,000 shares, $0.001 par value
                                                                       Net assets   Shares outstanding Net asset value per share(1)

Class A                                                                $8,256,624              398,716                  $20.71
Class B                                                                   212,514               10,314                   20.60
Class C                                                                   154,213                7,494                   20.58
Class F                                                                    85,102                4,116                   20.67
Class 529-A                                                                32,340                1,563                   20.70
Class 529-B                                                                 8,709                  422                   20.65
Class 529-C                                                                 9,937                  481                   20.65
Class 529-E                                                                 1,857                   90                   20.66
Class 529-F                                                                   248                   12                   20.71
Class R-1                                                                     500                   24                   20.66
Class R-2                                                                  14,043                  681                   20.62
Class R-3                                                                  13,351                  646                   20.66
Class R-4                                                                   2,250                  109                   20.69
Class R-5                                                                  43,664                2,108                   20.71

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $21.97 and $21.96, respectively.


See Notes to Financial Statements


Statement of operations                                                                    unaudited
for the six months ended April 30, 2003                                        (dollars in thousands)

Investment income:
 Income:
  Dividends (net of non-U.S. withholding tax of $37)              $106,788
  Interest                                                          24,098                $130,886

 Fees and expenses:
  Investment advisory services                                      12,037
  Distribution services                                             10,626
  Transfer agent services                                            3,503
  Administrative services                                              298
  Reports to shareholders                                              176
  Registration statement and prospectus                                248
  Postage, stationery and supplies                                     496
  Directors' compensation                                              114
  Auditing and legal                                                    66
  Custodian                                                             67
  State and local taxes                                                 90
  Other                                                                 57
  Total expenses before reimbursement                               27,778
   Reimbursement of expenses                                            24                  27,754
 Net investment income                                                                     103,132

Net realized loss and unrealized
 appreciation on investments:
 Net realized loss on investments                                                          (15,035)
 Net unrealized appreciation on investments                                                354,640
  Net realized loss and unrealized appreciation
   on investments                                                                          339,605
Net increase in net assets resulting from operations                                      $442,737


See Notes to Financial Statements




Statement of changes in net assets                                                  (dollars in thousands)

                                                                   Six months              Year ended
                                                              ended April 30,             October 31,
                                                                        2003*                    2002
Operations:
 Net investment income                                               $103,132                $191,688
 Net realized (loss) gain on investments                              (15,035)                141,613
 Net unrealized appreciation (depreciation) on investments            354,640              (1,129,159)
  Net increase (decrease) in net assets
   resulting from operations                                          442,737                (795,858)

Dividends and distributions paid to
 shareholders:
 Dividends from net investment income                                (106,022)               (219,240)
 Distributions from net realized gain
  on investments                                                     (126,094)               (238,166)
   Total dividends and distributions paid
    to shareholders                                                  (232,116)               (457,406)

Capital share transactions                                            449,436                 931,720

Total increase (decrease) in net assets                               660,057                (321,544)

Net assets:
 Beginning of period                                                8,175,295               8,496,839
 End of period (including undistributed
  net investment income: $31,725 and $34,615,
  respectively)                                                    $8,835,352              $8,175,295

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited



1.       Organization and significant accounting policies

Organization - American Mutual Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives - current income, growth of capital and conservation of principal - through investments in companies that participate in the growth of the American economy.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%        None (except 1% for                   None
                                               certain redemptions
                                               within one year of
                                               purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None           Declines from 5% to zero            Classes B and 529-B
                                               to zero for redemptions             convert to classes A
                                               within six years of                 and 529-A, respectively,
                                               purchase                            after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within          Class C converts to
                                                one year of purchase            Class F after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         Taxation - Dividend income is recorded net of non-U.S. taxes paid.


2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; expenses deferred for tax purposes; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of April 30, 2003, the cost of investment securities for federal income tax purposes was $8,733,532,000.

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:


                                                                                     (dollars in thousands)
Undistributed net investment income                                                                 $32,641
Accumulated short-term capital losses
                                                                                                    (52,056)
Undistributed long-term capital gains                                                                23,226
Gross unrealized appreciation on investment securities
                                                                                                    981,523
Gross unrealized depreciation on investment securities                                             (929,425)

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                  Distributions from ordinary income        Distributions from             Total
                                           Net             Short-term          long-term                distributions
Share class(1)                       investment income    capital gains       capital gains                 paid
Six months ended April 30, 2003
Class A                                     $ 101,303            -             $ 119,662                $ 220,965
Class B                                         1,603            -                 2,525                    4,128
Class C                                         1,092            -                 1,735                    2,827
Class F                                           833            -                   914                    1,747
Class 529-A                                       323            -                   329                      652
Class 529-B                                        54            -                    84                      138
Class 529-C                                        63            -                    96                      159
Class 529-E                                        14            -                    14                       28
Class 529-F                                         1            -                     1                        2
Class R-1                                           3            -                     3                        6
Class R-2                                          68            -                    52                      120
Class R-3                                          71            -                    43                      114
Class R-4                                          15            -                     4                       19
Class R-5                                         579            -                   632                    1,211
Total                                       $ 106,022            -             $ 126,094                $ 232,116

Year ended October 31, 2002
Class A                                     $ 214,554            -             $ 234,944                $ 449,498
Class B                                         2,023            -                 1,867                    3,890
Class C                                         1,216            -                   949                    2,165
Class F                                           786            -                   406                    1,192
Class 529-A                                       190            -                     -                      190
Class 529-B                                        33            -                     -                       33
Class 529-C                                        40            -                     -                       40
Class 529-E                                         6            -                     -                        6
Class 529-F                                        -*            -                     -                       -*
Class R-1                                          -*            -                     -                       -*
Class R-2                                           6            -                     -                        6
Class R-3                                           6            -                     -                        6
Class R-4                                          -*            -                     -                       -*
Class R-5                                         380            -                     -                      380
Total                                       $ 219,240            -             $ 238,166                $ 457,406

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.384% on the first $1 billion of month-end net assets and decreasing to 0.240% on such assets in excess of $8 billion. For the six months ended April 30, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.288% of average month-end net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

------------------------------------------------ ----------------------------- -----------------------------
Share class                                       Currently approved limits            Plan limits
------------------------------------------------ ----------------------------- -----------------------------
------------------------------------------------ ----------------------------- -----------------------------
Class A                                                     0.25%                         0.25%
------------------------------------------------ ----------------------------- -----------------------------
------------------------------------------------ ----------------------------- -----------------------------
Class 529-A                                                  0.25                          0.50
------------------------------------------------ ----------------------------- -----------------------------
------------------------------------------------ ----------------------------- -----------------------------
Classes B and 529-B                                          1.00                          1.00
------------------------------------------------ ----------------------------- -----------------------------
------------------------------------------------ ----------------------------- -----------------------------
Classes C, 529-C and R-1                                     1.00                          1.00
------------------------------------------------ ----------------------------- -----------------------------
------------------------------------------------ ----------------------------- -----------------------------
Class R-2                                                    0.75                          1.00
------------------------------------------------ ----------------------------- -----------------------------
------------------------------------------------ ----------------------------- -----------------------------
Classes 529-E and R-3                                        0.50                          0.75
------------------------------------------------ ----------------------------- -----------------------------
------------------------------------------------ ----------------------------- -----------------------------
Classes F, 529-F and R-4                                     0.25                          0.50
------------------------------------------------ ----------------------------- -----------------------------

All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of April 30, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

Transfer agent services - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

Expenses under the agreements described above for the six months ended April 30, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent                    Administrative services
                    services         services
                                                  -------------------------------------------------------------
                                                         CRMC           Transfer agent      Commonwealth of
                                                    administrative         services             Virginia
                                                       services                              administrative
                                                                                                services
---------------------------------------------------------------------------------------------------------------
    Class A          $8,912           $3,406        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B            884              97          Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C            620         Included in            $93                 $20            Not applicable
                                  Administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            85          Included in             51                  9             Not applicable
                                  Administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A           8          Included in             19                  2                  $12
                                  Administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          33          Included in             5                   2                    3
                                  Administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          38          Included in             6                   2                    4
                                  Administrative

                                 services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          3           Included in             1                   -*                   1
                                  Administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F          -*          Included in             -*                  -*                  -*
                                  Administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1            1          Included in             -*                  1             Not applicable
                                  Administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           25          Included in             5                   26            Not applicable
                                  Administrative
                                 services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           15          Included in             5                   8             Not applicable
                                  Administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4            2          Included in             1                   1             Not applicable
                                  Administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable    Included in             20                  1             Not applicable
                                  Administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $10,626           $3,503             $206                 $72                 $20
----------------===============================================================================================
* Amount less than one thousand.

Deferred Directors' compensation - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                             Reinvestments of
Share class(1)                  Sales(2)            dividends and distributions      Repurchases(2)      Net increase
                                 Amount      Shares         Amount     Shares     Amount    Shares    Amount   Shares
Six months ended April 30, 2003
Class A                       $ 635,240      31,475      $ 202,517      9,994 $ (559,479)  (27,922)$ 278,278   13,547
Class B                          61,483       3,071          3,973        197    (13,716)     (693)   51,740    2,575
Class C                          54,235       2,716          2,706        134    (13,180)     (665)   43,761    2,185
Class F                          41,483       2,060          1,589         78    (14,304)     (712)   28,768    1,426
Class 529-A                      12,288         609            652         33       (727)      (36)   12,213      606
Class 529-B                       3,551         176            138          7       (144)       (7)    3,545      176
Class 529-C                       3,954         197            159          8       (235)      (12)    3,878      193
Class 529-E                       1,019          51             27          1        (24)       (1)    1,022       51
Class 529-F                         227          11              2         -*         -*        -*       229       11
Class R-1                           357          18              6         -*         (8)       -*       355       18
Class R-2                        12,262         616            120          6     (1,294)      (66)   11,088      556
Class R-3                        12,721         641            113          6     (1,490)      (76)   11,344      571
Class R-4                         2,193         107             19          1       (198)      (10)    2,014       98
Class R-5                         2,561         131            654         32     (2,014)     (100)    1,201       63
Total net increase
   (decrease)                 $ 843,574      41,879      $ 212,675     10,497 $ (606,813)  (30,300)$ 449,436   22,076

Year ended October 31, 2002
Class A                       $ 1,319,714    57,361      $ 407,040     17,365 $ (1,147,364)(51,276)$ 579,390   23,450
Class B                         138,423       6,009          3,709        161    (20,602)     (961)  121,530    5,209
Class C                         110,530       4,824          2,023         89    (17,033)     (794)   95,520    4,119
Class F                          59,909       2,642          1,070         47    (11,511)     (526)   49,468    2,163
Class 529-A                      22,249         966            190          9       (372)      (18)   22,067      957
Class 529-B                       5,709         251             33          2       (141)       (7)    5,601      246
Class 529-C                       6,709         292             40          2       (127)       (6)    6,622      288
Class 529-E                         871          40              6         -*        (18)       (1)      859       39
Class 529-F                          11           1             -*         -*          -         -        11        1
Class R-1                           176           9             -*         -*        (50)       (3)      126        6
Class R-2                         2,574         129              6         -*        (81)       (4)    2,499      125
Class R-3                         1,755          86              5         -*       (209)      (11)    1,551       75
Class R-4                           386          21             -*         -*       (178)      (10)      208       11
Class R-5                        48,038       2,127            204         10     (1,974)      (92)   46,268    2,045
Total net increase
   (decrease)                 $ 1,717,054    74,758      $ 414,326     17,685 $ (1,199,660)(53,709)$ 931,720   38,734

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.


5. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of April 30, 2003, the total value of restricted securities was $49,953,000, which represents 0.565% of the net assets of the fund.

6. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,190,013,000 and $853,918,000, respectively, during the six months ended April 30, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended April 30, 2003, the custodian fee of $67,000 includes $7,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS(1)
                                                                 Income (loss)
                                                         from investment operations (3)          Dividends and distributions

                                                                        Net
                                           Net asset                gains(losses)             Dividends
                                             value,          Net  on securities   Total from  (from net Distributions    Total
                                           beginning  investment  (both realized  investment investment (from capital dividends and
                                           of period      income  and unrealized) operations    income)      gains)   distributions
Class A:
 Six months ended 4/30/2003             (2)  $20.20        $.25       $.83          $1.08      $(.26)      $(.31)       $(.57)
 Year ended 10/31/2002                        23.22         .49      (2.29)        (1.80)      (.57)        (.65)       (1.22)
 Year ended 10/31/2001                        24.36         .65        .19           .84       (.72)       (1.26)       (1.98)
 Year ended 10/31/2000                        30.09         .80       (.74)          .06       (.74)       (5.05)       (5.79)
 Year ended 10/31/1999                        31.18         .82       1.78          2.60       (.76)       (2.93)       (3.69)
 Year ended 10/31/1998                        30.14         .84       3.48          4.32       (.80)       (2.48)       (3.28)
Class B:
 Six months ended 4/30/2003             (2)   20.11         .17        .81           .98       (.18)        (.31)        (.49)
 Year ended 10/31/2002                        23.13         .32      (2.28)        (1.96)      (.41)        (.65)       (1.06)
 Year ended 10/31/2001                        24.30         .44        .21           .65       (.56)       (1.26)       (1.82)
 Period from 3/15/2000 to 10/31/2000          21.78         .37       2.46          2.83       (.31)           -         (.31)
Class C:
 Six months ended 4/30/2003             (2)   20.09         .16        .82           .98       (.18)        (.31)        (.49)
 Year ended 10/31/2002                        23.12         .30      (2.28)        (1.98)      (.40)        (.65)       (1.05)
 Period from 3/15/2001 to 10/31/2001          23.48         .24       (.35)         (.11)      (.25)           -         (.25)
Class F:
 Six months ended 4/30/2003             (2)   20.17         .24        .82          1.06       (.25)        (.31)        (.56)
 Year ended 10/31/2002                        23.20         .47      (2.30)        (1.83)      (.55)        (.65)       (1.20)
 Period from 3/15/2001 to 10/31/2001          23.54         .34       (.35)         (.01)      (.33)           -         (.33)
Class 529-A:
 Six months ended 4/30/2003             (2)   20.20         .25        .82          1.07       (.26)        (.31)        (.57)
 Period from 2/19/2002 to 10/31/2002          23.31         .34      (3.07)        (2.73)      (.38)           -         (.38)
Class 529-B:
 Six months ended 4/30/2003             (2)   20.16         .15        .82           .97       (.17)        (.31)        (.48)
 Period from 2/19/2002 to 10/31/2002          23.31         .20      (3.06)        (2.86)      (.29)           -         (.29)
Class 529-C:
 Six months ended 4/30/2003             (2)   20.16         .15        .82           .97       (.17)        (.31)        (.48)
 Period from 2/20/2002 to 10/31/2002          23.54         .21      (3.30)        (3.09)      (.29)           -         (.29)
Class 529-E:
 Six months ended 4/30/2003             (2)   20.16         .20        .83          1.03       (.22)        (.31)        (.53)
 Period from 3/7/2002 to 10/31/2002           24.93         .27      (4.67)        (4.40)      (.37)           -         (.37)
Class 529-F:
 Six months ended 4/30/2003             (2)   20.22         .23        .82          1.05       (.25)        (.31)        (.56)
 Period from 9/17/2002 to 10/31/2002          20.63         .05       (.34)         (.29)      (.12)           -         (.12)
Class R-1:
 Six months ended 4/30/2003             (2)   20.17         .16        .83           .99       (.19)        (.31)        (.50)
 Period from 6/11/2002 to 10/31/2002          23.56         .12      (3.29)        (3.17)      (.22)           -         (.22)
Class R-2:
 Six months ended 4/30/2003             (2)   20.17         .16        .80           .96       (.20)        (.31)        (.51)
 Period from 5/31/2002 to 10/31/2002          24.35         .14      (4.10)        (3.96)      (.22)           -         (.22)
Class R-3:
 Six months ended 4/30/2003             (2)   20.18         .20        .82          1.02       (.23)        (.31)        (.54)
 Period from 6/6/2002 to 10/31/2002           23.70         .17      (3.44)        (3.27)      (.25)           -         (.25)
Class R-4:
 Six months ended 4/30/2003             (2)   20.19         .23        .84          1.07       (.26)        (.31)        (.57)
 Period from 6/27/2002 to 10/31/2002          22.95         .17      (2.79)        (2.62)      (.14)           -         (.14)
Class R-5:
 Six months ended 4/30/2003             (2)   20.21         .27        .82          1.09       (.28)        (.31)        (.59)
 Period from 5/15/2002 to 10/31/2002          24.66         .26      (4.43)        (4.17)      (.28)           -         (.28)






                                                                                 Ratio of     Ratio of
                                       Net asset                 Net assets,     expenses    net income
                                       value, end  Total         end of period   to average  to average
                                       of period   return(4)    (in millions)    net assets  net assets
Class A:
 Six months ended 4/30/2003              $20.71      5.42%         $8,257          .64% (6)     2.51% (6)
 Year ended 10/31/2002                    20.20     (8.42)          7,782          .60          2.15
 Year ended 10/31/2001                    23.22      3.71           8,399          .59          2.68
 Year ended 10/31/2000                    24.36      1.21           8,343          .59          3.29
 Year ended 10/31/1999                    30.09      9.00          10,421          .57          2.67
 Year ended 10/31/1998                    31.18     15.15          10,215          .56          2.75
Class B:
 Six months ended 4/30/2003               20.60      4.95             213         1.43 (6)      1.71 (6)
 Year ended 10/31/2002                    20.11     (9.11)            156         1.40          1.40
 Year ended 10/31/2001                    23.13      2.88              59         1.38          1.80
 Period from 3/15/2000 to 10/31/2000      24.30     13.07              10         1.38 (6)      2.33 (6)
Class C:
 Six months ended 4/30/2003               20.58      4.92             154         1.50 (6)      1.64 (6)
 Year ended 10/31/2002                    20.09     (9.20)            107         1.48          1.34
 Period from 3/15/2001 to 10/31/2001      23.12      (.48)             28         1.48 (6)      1.64 (6)
Class F:
 Six months ended 4/30/2003               20.67      5.33              85          .74 (6)      2.39 (6)
 Year ended 10/31/2002                    20.17     (8.57)             54          .75          2.08
 Period from 3/15/2001 to 10/31/2001      23.20      (.05)             12          .76 (6)      2.30 (6)
Class 529-A:
 Six months ended 4/30/2003               20.70      5.38              32          .65 (6)      2.49 (6)
 Period from 2/19/2002 to 10/31/2002      20.20    (11.88)             19          .70 (6)      2.25 (6)
Class 529-B:
 Six months ended 4/30/2003               20.65      4.85               9         1.63 (6)      1.50 (6)
 Period from 2/19/2002 to 10/31/2002      20.16    (12.40)              5         1.60 (6)      1.36 (6)
Class 529-C:
 Six months ended 4/30/2003               20.65      4.86              10         1.62 (6)      1.52 (6)
 Period from 2/20/2002 to 10/31/2002      20.16    (13.25)              6         1.59 (6)      1.38 (6)
Class 529-E:
 Six months ended 4/30/2003               20.66      5.17               2         1.08 (6)      2.04 (6)
 Period from 3/7/2002 to 10/31/2002       20.16    (17.78)              1         1.05 (6)      1.95 (6)
Class 529-F:
 Six months ended 4/30/2003               20.71      5.29               - (5)      .83 (6)      2.29 (6)
 Period from 9/17/2002 to 10/31/2002      20.22     (1.42)              - (5)      .09           .26
Class R-1:
 Six months ended 4/30/2003               20.66      4.95               1         1.52 (6,7)    1.59 (6)
 Period from 6/11/2002 to 10/31/2002      20.17    (13.50)              - (5)      .58 (7)       .60
Class R-2:
 Six months ended 4/30/2003               20.62      4.81              14         1.48 (6,7)    1.65 (6)
 Period from 5/31/2002 to 10/31/2002      20.17    (16.31)              3          .61 (7)       .67
Class R-3:
 Six months ended 4/30/2003               20.66      5.14              13         1.10 (6,7)    2.02 (6)
 Period from 6/6/2002 to 10/31/2002       20.18    (13.87)              2          .43 (7)       .83
Class R-4:
 Six months ended 4/30/2003               20.69      5.35               2          .75 (6,7)    2.33 (6)
 Period from 6/27/2002 to 10/31/2002      20.19    (11.43)              - (5)      .25 (7)       .84
Class R-5:
 Six months ended 4/30/2003               20.71      5.48              44          .42 (6)      2.73 (6)
 Period from 5/15/2002 to 10/31/2002      20.21    (16.98)             41          .18          1.22



                                                         Six months ended
                                                           April 30,                   Year ended October 31
                                                            2003(2)           2002       2001      2000       1999    1998

Portfolio turnover rate for all classes of shares            11%               31%        45%       29%        42%     29%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Annualized.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 2.53%, 2.01%,1.23% and .82% for classes R-1, R-2, R-3 and R-4, respectively, during the six months ended April 30, 2003, and 1.24%, ..75%, .53% and .53% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended October 31, 2002.



[logo - American Funds(R)]

The right choice for the long term(R)

OFFICES OF THE FUND AND OF THE
INVESTMENT ADVISER
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in American Mutual Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employee-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.80% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.88% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.15%) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of American Mutual Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. AMF-013-0603

Litho in USA CD/AL/6270

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Form N-CSR disclosure requirement not yet effective with respect to Registrant.


ITEM 5 - Audit Committee Disclosure for Listed Companies

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved


ITEM 9 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10 - Exhibits

(a) Code of Ethics - not applicable for filing of Semiannual
         Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND, INC.

By /s/ James K. Dunton
James K. Dunton, Chairman and PEO

Date: July 7, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James K. Dunton
         James K. Dunton, Chairman and PEO

Date: July 7, 2003


 By    /s/ Sheryl F. Johnson
       Sheryl F. Johnson, Treasurer

Date: July 7, 2003